Segments	6 Months Ended
Jun. 30, 2022
Segments [abstract]
Segments
Additional notes to the Condensed consolidated

interim financial statements
Segment reporting
18

Segments
ING Group’s segments are based on the internal

reporting structure by lines of business.
The Executive Board of ING Group and the Management Board Banking (together the Chief

Operating Decision
Maker (CODM)) set the performance targets, approve

and monitor the budgets prepared by the business lines.
Business lines formulate strategic, commercial,

and financial plans in conformity with the strategy and
performance targets set by the CODM.
Recognition and measurement of segment results are in line with the accounting policies as described in Note
1 ‘Basis of preparation and significant accounting policies’ as included in the 2021 Annual Report. The results for the period for each reportable segment are after intercompany and intersegment

eliminations and are those reviewed by the CODM to assess performance of the segments. Corporate expenses are allocated to

business lines based on time spent by head office
personnel, the relative number of staff,

or on the basis of income, expenses and/or assets of the segment.
The following table specifies the segments by line of business and main sources of income of each of the segments:
Specification of the main sources of income of each of the segments by line of business
Segments by line of business

Main source of income
Retail Netherlands
(Market Leaders)
Income from retail and private banking activities in the Netherlands, including the
SME and mid-corporate segments, and the Real Estate

Finance portfolio related to
Dutch domestic mid-corporates. The main products offered

are current and savings
accounts, business lending, mortgages and other consumer lending in the
Netherlands.
Retail Belgium
(Market Leaders)
Income from retail and private banking activities in Belgium (including
Luxembourg), including the SME and mid-corporate segments. The main products offered are similar to those in the Netherlands.
Retail Germany
(Challengers and Growth Markets)
Income from retail and private banking activities in Germany

(including Austria up
to and including 2021, after which ING left the retail market). The main products offered are current and savings accounts, mortgages

and other customer lending.
Retail Other
(Challengers and Growth Markets)
Income from retail banking activities in the rest of the world, including the SME and mid-corporate segments in specific countries. The main products offered are similar
to those in the Netherlands.
Wholesale Banking
Income from wholesale banking activities. The main products are: lending, debt capital markets, working capital solutions, export finance, daily banking solutions, treasury and risk solutions, and corporate finance.
Specification of geographical split of the segments
Geographical split of the segments Main countries
The Netherlands
Belgium Including Luxembourg
Germany Including Wholesale Banking Austria and Retail Banking in Austria 1
Other Challengers Australia, Retail Banking Czech Republic 1
, France, Italy, Spain, Portugal,

Other
Growth Markets
Poland, Romania, Turkey,

Philippines and Asian stakes
Wholesale Banking Rest of World UK, Americas, Asia and other countries in Central and Eastern Europe
Other Corporate Line
1 Retail Banking Austria and Retail Banking Czech Republic

up to and including 2021, after which ING left the retail market.
ING Group monitors and evaluates the performance of ING Group at a consolidated level and by segment using
results based on figures according to IFRS as adopted by the European Union (IFRS-EU). The Executive

Board
and the Management Board Banking consider this measure to be relevant to an understanding of the Group’s
financial performance, because it allows investors to

understand the primary method used by management to
evaluate the Group’s

operating performance and make decisions about allocating resource

s.
In addition, ING Group believes that the presentation of results in accordance with IFRS-EU helps investors
compare its segment performance on a meaningful basis by highlighting result before tax attributable to
ongoing operations and the profitability of the segment businesses. IFRS-EU result is derived by including the impact of the IFRS-EU ‘IAS 39 carve out’ adjustment.
The IFRS-EU ‘IAS 39 carve-out’ adjustment relates to fair value portfolio hedge accounting strategies for the
mortgage and savings portfolios in the Benelux, Germany and Other Challengers that are not eligible under
IFRS-IASB. As no hedge accounting is applied to these mortgage and deposits portfolios under IFRS-IASB,

the
fair value changes of the derivatives are not offset by

fair value changes of the hedge items (mortgages and
deposits).
The segment reporting in the annual report on Form 6-K has been prepared in accordance with International
Financial Reporting Standards as issued by the EU (IFRS-EU) and reconciled to International Financial Reporting
Standards as issued by the International Accounting Standards Board (IFRS

-IASB) for consistency with the other
financial information contained in this report. The difference between the accounting standards is reflected in
the Wholesale Banking segment, and in the geographical split of the segments in the Netherlands, Belgium,
Germany and Other Challengers.

Reference is made to Note 1 ‘Basis of preparation

and significant accounting policies’ for a reconciliation
between IFRS-EU and IFRS-IASB. Corporate expenses are

allocated to business lines based on time spent by
head office personnel, the relative number of staff,

or on the basis of income, expenses and/or assets of the
segment.
ING Group reconciles the total segment results to the total result using Corporate Line. The Corporate Line is a
reflection of capital management activities and certain income and expenses that are not allocated to the
banking businesses, including IAS 29 impact, and the recognition of value-added tax (VAT)

refunds in the
Netherlands (recorded under expenses). Furthermore, the Corporate

Line includes the isolated legacy costs
(mainly negative interest results) caused

by the replacement of short-term funding with long-term funding during 2013 and 2014. ING Group applies a system of capital charging for its banking operations in order to
create a comparable basis for the results of business units globally,

irrespective of the business units’ book
equity and the currency they operate in.
The information presented in this note is in line with the information presented to the Executive Board of ING
Group and Management Board Banking.
This note does not provide information on the revenue specified to each product or service as this is not
reported internally and is therefore not readily

available.
Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
6 month period
1 January to 30 June 2022 2021
in EUR million Income Expenses Taxation
Non-controlling
interests Net result 1 Income Expenses Taxation
Non-controlling
interests Net result 1
Net result IFRS-IASB attributable to equity holder of the parent
17,876 6,871 3,180 80 7,745 10,175 5,691 1,265 59 3,161
Remove impact of:
Adjustment of the EU 'IAS 39 carve out' 2 -8,594 0 -2,456 0 -6,139 -956 0 -260 0 -697
Result IFRS-EU 3 9,282 6,871 724 80 1,606 9,219 5,691 1,005 59 2,464
1. Net result, after tax and non-controlling interests.
2. ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3. IFRS-EU figures are derived from figures according to IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.
ING Group Total
6 month period
1 January to 30 June 2022 2021
in EUR million
ING
Bank
Other

Total

ING Group
ING
Bank
Other

Total

ING Group
Income
– Net interest income 6,884 -4 6,880 6,852 6,853
– Net fee and commission income 1,822 -0 1,822 1,710 -0 1,710
– Total investment

and other income
576 4 580 653 4 656
Total income 9,282 9,282 9,215 4 9,219
Expenditure
– Operating expenses 5,678 5 5,682 5,553 6 5,560
– Addition to loan loss provisions 1,189 -0 1,189 131 -0 131
Total expenses 6,866 5 6,871 5,685 6 5,691
Result before taxation 2,416 -5 2,411 3,530 -2 3,528
Taxation 726 -1 724 1,005 1,005
Non-controlling interests 80 80 59 0 59
Net result IFRS-EU 1,610 -4 1,606 2,467 -2 2,464
Adjustment of the EU 'IAS 39 carve out' 6,139 6,139 697 697
Net result IFRS-IASB attributable to equity holder of the parent 7,749 -4 7,745 3,163 -2 3,161
Segments by line of business

6 month period

1 January to 30 June 2022 2021
in EUR million
Retail
Netherlands
Retail

Belgium
Retail

Germany

Retail
Other

Wholesale
Banking
Corporate
Line Total
Retail
Netherlands
Retail

Belgium
Retail

Germany 1
Retail
Other
Wholesale
Banking
Corporate
Line
Total

Income
–

Net interest income
1,489 834 703 1,488 2,139 228 6,880 1,651 894 734 1,354 2,044 174 6,853
–

Net fee and commission income
433 258 249 279 605 -2 1,822 368 248 257 253 580 4 1,710
–

Total investment

and other income
222 117 102 -13 519 -367 580 119 99 45 122 267 5 656
Total income 2,144 1,209 1,054 1,755 3,262 -141 9,282 2,138 1,241 1,036 1,729 2,891 184 9,219
Expenditure
–

Operating expenses
1,015 1,022 595 1,269 1,524 258 5,682 1,181 912 604 1,174 1,452 237 5,560
–

Additions to loan loss provisions
-6 23 36 108 1,027 -0 1,189 -65 194 19 102 -119 131
Total expenses 1,009 1,045 631 1,377 2,551 258 6,871 1,116 1,107 623 1,276 1,333 237 5,691
Result before taxation 1,134 164 423 377 712 -400 2,411 1,022 134 413 454 1,558 -53 3,528
Taxation 301 49 83 139 188 -37 724 267 41 135 117 355 89 1,005
Non-controlling interests 0 2 59 19 0 80 0 2 46 10 -0 59
Net result IFRS-EU 833 115 338 180 504 -363 1,606 754 94 275 291 1,192 -142 2,464
Adjustment of the EU 'IAS 39 carve out' 6,139 6,139 697 697
Net result IFRS-IASB 833 115 338 180 6,643 -363 7,745 754 94 275 291 1,889 -142 3,161
1 Germany Including ING Austria (up to and including 2021, after which ING left the retail market).
2 Retail Other including Retail Banking Czech

Republic (up to and including 2021, after which ING left the retail market).
Geographical split of the segments

6 month period
1 January to 30 June 2022 2021
in EUR million
Netherlands Belgium Germany 1
Other
Challengers

Growth
Markets
Wholesale
Banking Rest
of World

Other Total Netherlands
Belgium

Germany 1
Other
Challengers 2,3
Growth
Markets

Wholesale
Banking Rest
of World 3 Other Total
–

Net interest income
1,887 1,017 940 893 947 972 223 6,880 2,023 1,072 1,010 936 749 888 175 6,853
– Net fee and commission
income
578 360 270 158 192 265 -2 1,822 518 356 263 159 163 248 4 1,710
–

Total investment

and
other income
432 165 131 32 65 119 -363 580 148 127 78 46 154 99 5 656
Total income 2,898 1,542 1,341 1,083 1,204 1,356 -141 9,282 2,688 1,554 1,350 1,141 1,066 1,235 184 9,219
Expenditure
–

Operating expenses
1,446 1,185 690 690 778 635 258 5,682 1,577 1,065 691 709 636 644 237 5,560
–

Additions to loan loss
provisions
127 155 438 42 108 318 -0 1,189 -51 139 43 55 45 -101 131
Total expenses 1,573 1,340 1,128 732 886 954 258 6,871 1,526 1,205 734 764 681 543 237 5,691
Result before taxation 1,324 201 214 351 318 402 -400 2,411 1,162 349 616 377 384 692 -53 3,528
Retail Banking 1,134 164 423 183 195 2,099 1,022 134 413 160 294 2,023
Wholesale Banking 190 37 -209 168 123 402 0 712 140 215 203 217 91 692 0 1,558
Corporate Line -400 -400 -53 -53
Result before taxation 1,324 201 214 351 318 402 -400 2,411 1,162 349 616 377 384 692 -53 3,528
Taxation 346 58 76 111 114 73 -54 724 298 92 186 116 83 143 87 1,005
Non-controlling interests 0 2 78 0 80 0 2 57 -0 59
Net result IFRS-EU 978 143 136 240 126 329 -346 1,606 864 257 428 261 245 549 -140 2,464
Adjustment of the EU 'IAS
39 carve out'
2,477 814 2,668 179 6,139 477 35 185 -1 697
Net result IFRS 3,454 957 2,804 419 126 329 -346 7,745 1,341 292 613 261 245 549 -140 3,161
1 Germany includes Wholesale Banking Austria. Also including Retail Banking in Austria, but only up to and including 2021, after which ING left the retail market.
2 Other Challengers includes Retail Banking Czech Republic (up to and including 2021, after which ING left the retail banking market).
3 As from 2022, Wholesale Banking Czech Republic is recorded in Wholesale Banking Rest of World (previously recorded in Other Challengers). Historical figures have been adjusted.